Intangible Assets, Net (Detail) (CNY)	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	372,883,483	197,534,848
Accumulated Amortization	(99,689,994)	(59,070,077)
Net Carrying Amount	273,193,489	138,464,771
Copyrights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	71,586,613	55,192,452
Accumulated Amortization	(24,213,208)	(12,974,987)
Net Carrying Amount	47,373,405	42,217,465
Game engine
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,649,330	15,149,890
Accumulated Amortization	(10,703,646)	(6,312,453)
Net Carrying Amount	24,945,684	8,837,437
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,919,584	34,675,400
Accumulated Amortization	(18,983,614)	(13,130,016)
Net Carrying Amount	8,935,970	21,545,384
Trade mark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	58,981,805	27,058,383
Accumulated Amortization	(15,341,378)	(15,034,710)
Net Carrying Amount	43,640,427	12,023,673
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,213,530	7,213,530
Accumulated Amortization	(7,213,530)	(6,755,147)
Net Carrying Amount	0	458,383
Completed game
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,239,189	6,144,570
Accumulated Amortization	(14,209,978)	(2,400,223)
Net Carrying Amount	51,029,211	3,744,347
IPR&D
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	62,600,828	17,204,796
Accumulated Amortization	0	0
Net Carrying Amount	62,600,828	17,204,796
Online game product development costs
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	42,019,604	29,502,827
Accumulated Amortization	(7,810,565)	(985,233)
Net Carrying Amount	34,209,039	28,517,594
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,673,000	5,393,000
Accumulated Amortization	(1,214,075)	(1,477,308)
Net Carrying Amount	458,925	3,915,692